Debt - Future minimum payments of principal and estimated payments of interest (Details) - Humacyte, Inc. - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Future minimum payments of principal and estimated payments of interest
2021 (remainder)	$ 767
2022	6,917
2023	7,532
2024	7,026
2025	2,122
Total future payments	24,364	$ 822
Less amounts representing interest	(3,364)
Less final payment	(1,000)
SVB Loan payable
Future minimum payments of principal and estimated payments of interest
Total future payments	17,612
Less final payment	1,000
Total principal amount of SVB loan payments	$ 20,000